Financial Risk Management and Fair Values of Financial Instruments - Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
1 percent appreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/(depreciation) of Renminbi against foreign currency	1.00%	1.00%	1.00%
Decrease/(increase) on loss after tax and increase/(decrease) on retained earnings	¥ 293	¥ 322	¥ 367
1 percent appreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/(depreciation) of Renminbi against foreign currency	1.00%	1.00%	1.00%
Decrease/(increase) on loss after tax and increase/(decrease) on retained earnings	¥ 15	¥ 18	¥ 24
1 percent depreciation of Renminbi against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/(depreciation) of Renminbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Decrease/(increase) on loss after tax and increase/(decrease) on retained earnings	¥ (293)	¥ (322)	¥ (367)
1 percent depreciation of Renminbi against foreign currency [member] | EURO [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/(depreciation) of Renminbi against foreign currency	(1.00%)	(1.00%)	(1.00%)
Decrease/(increase) on loss after tax and increase/(decrease) on retained earnings	¥ (15)	¥ (18)	¥ (24)
10 percent appreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/(depreciation) of Renminbi against foreign currency	10.00%	10.00%	10.00%
Decrease/(increase) on loss after tax and increase/(decrease) on retained earnings	¥ 24	¥ 38	¥ 74
10 percent depreciation of Renminbi against foreign currency [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Appreciation/(depreciation) of Renminbi against foreign currency	(10.00%)	(10.00%)	(10.00%)
Decrease/(increase) on loss after tax and increase/(decrease) on retained earnings	¥ (24)	¥ (38)	¥ (74)